Current and Deferred Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Recognised through other comprehensive income	$ 54,749	$ 112,201
Recognised through profit or loss	498,726	565,236
Total deferred tax assets	553,475	677,437
Deferred tax liabilities
Recognised through other comprehensive income	53,310	50,579
Recognised through profit or loss	164,626	326,331
Total deferred tax liabilities	$ 217,936	$ 412,910